Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 21,764		₨ 20,261	₨ 17,806
Dividend income	367		361	609
Net gain from investments classified as FVTPL	1,275		1,990	5,410
Net gain from investments classified as FVTOCI	675		311	174
Finance and other income	24,081	$ 319	22,923	23,999
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	2,144		1,251	(107)
Other Foreign exchange gains/(losses), net	1,025		1,964	1,595
Foreign exchange gains/(losses), net	3,169	$ 42	3,215	1,488
Finance and other income and Foreign exchange gains/(losses), net	₨ 27,250		₨ 26,138	₨ 25,487